Commitments and Contingencies (Schedule of Future Minimum Rental Payments) (Details) (USD $)	Apr. 30, 2014
Commitments and Contingencies [Abstract]
2015	$ 144,332
2016	72,427
2017
Total minimum payments required	$ 216,759